Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	000-55276
Entity Registrant Name	Verde Resources, Inc.
Entity Central Index Key	0001506929
Entity Tax Identification Number	32-0457838
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8112 Maryland Ave
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	530-9071
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false